ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 7. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Significant components of accounts payable and accrued liabilities were as follows:

	March 31, 2022	December 31, 2021

Accounts payable,	$824,129	$547,117
Accrued expenses	116,619	2,170,215
Accrued credit card payables	75,459	36,103
Other accrued liabilities	26,910	5,725
	$1,043,117	$2,759,160

NOTE 7. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Significant components of accounts payable and accrued liabilities were as follows:

	December 31, 2021	December 31, 2020

Accounts payable,	$547,117	$980,943
Accrued expenses	2,170,215	35,022
Accrued credit card payables	36,103	119,896
Other accrued liabilities	5,725	7,721
	$2,759,160	$1,143,582